Pledged Assets and Collateral (Assets Mortgaged Pledged or Otherwise Subject to Lien) (Detail) ¥ in Millions	Mar. 31, 2015 JPY (¥)
Financial Instruments Owned and Pledged as Collateral [Line Items]
Pledged assets	¥ 34,875,779
Trading Account Securities [Member]
Financial Instruments Owned and Pledged as Collateral [Line Items]
Pledged assets	14,248,931
Investment Securities [Member]
Financial Instruments Owned and Pledged as Collateral [Line Items]
Pledged assets	11,202,736
Loans [Member]
Financial Instruments Owned and Pledged as Collateral [Line Items]
Pledged assets	9,390,280
Other [Member]
Financial Instruments Owned and Pledged as Collateral [Line Items]
Pledged assets	¥ 33,832